Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	37 Months Ended	39 Months Ended	60 Months Ended	65 Months Ended	89 Months Ended	95 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 27, 2021	Aug. 04, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 30, 2019	Jun. 03, 2019	Oct. 31, 2018	Oct. 31, 2017	Jun. 06, 2017	Dec. 13, 2016
C000175723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 37,704	$ 37,704	$ 37,704	$ 37,704	$ 37,704	$ 37,704	$ 37,704	$ 26,643	$ 22,322	$ 30,961			$ 20,773	$ 16,146			$ 13,503	$ 12,088		$ 10,000
Average Annual Return, Percent	41.51%			18.49%			18.34%
C000175724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 19,230	19,230	19,230	$ 19,230	19,230	19,230	$ 19,230	15,019	15,440	16,984			12,159	13,198			11,597	11,090		10,000
Average Annual Return, Percent	28.04%			7.82%			8.65%
C000175725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 22,326	22,326	22,326	$ 22,326	22,326	22,326	$ 22,326	17,165	17,091	25,319			18,148	14,022			11,991	11,330		10,000
Average Annual Return, Percent	30.07%			9.75%			10.73%
C000175726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 17,962	17,962	17,962	$ 17,962	17,962	17,962	$ 17,962	13,188	14,426	16,718			11,000	12,357			10,887	10,782		10,000
Average Annual Return, Percent	36.20%			7.77%			7.71%
C000175727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 19,732	19,732	19,732	$ 19,732	19,732	19,732	$ 19,732	14,983	16,245	19,266			12,993	12,446			11,393	11,134		10,000
Average Annual Return, Percent	31.69%			9.66%			9.01%
C000183268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 15,181	15,181	15,181	$ 15,181	15,181	$ 15,181	$ 15,181	12,014	10,646	14,040			10,413	11,067			9,732	10,607	$ 10,000
Average Annual Return, Percent	26.37%			6.53%		5.80%
C000183269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 13,776	13,776	13,776	$ 13,776	13,776	$ 13,776	13,776	11,099	9,927	14,517			12,256	10,528			9,599	11,103	10,000
Average Annual Return, Percent	24.12%			5.52%		4.42%
C000206035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 21,215	21,215	21,215	$ 21,215	$ 21,215	$ 21,215	21,215	15,827	14,647	18,212			12,536		$ 11,222	$ 10,000
Average Annual Return, Percent	34.04%			13.58%	14.91%
C000227558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 13,525	13,525	$ 13,525	$ 13,525	$ 13,525	13,525	13,525	10,262	9,860	10,476		$ 10,000
Average Annual Return, Percent	31.80%		9.76%
C000227559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,119	11,119	$ 11,119	11,119	11,119	11,119	11,119	8,336	8,638	10,484		10,000
Average Annual Return, Percent	33.38%		3.33%
C000227560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,749	12,749	$ 12,749	12,749	12,749	12,749	12,749	8,710	7,202	10,556		10,000
Average Annual Return, Percent	46.37%		7.78%
C000228786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,719	$ 12,719	$ 12,719	12,719	12,719	12,719	12,719	9,482	9,635	10,274	$ 10,000
Average Annual Return, Percent	34.14%	8.09%
C000230537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 13,067	$ 13,067	13,067	13,067	13,067	13,067	13,067	8,861	7,187	10,418	10,000
Average Annual Return, Percent	47.47%	9.03%
MSCI USA S000055811 Index [Member]
Account Value [Line Items]
Account Value	$ 28,804	$ 28,804	28,804	28,804	28,804	28,804	28,804	20,812	18,906	22,639			15,794
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 13,193	$ 13,193	13,193	$ 13,193	$ 13,193	13,193	$ 13,193	9,532	8,659	10,369	10,000		12,430	14,154	11,140	10,000	12,379	11,544		10,000
Average Annual Return, Percent	38.40%	9.37%		15.27%	16.33%		14.36%
MSCI USA S000055812 Index [Member]
Account Value [Line Items]
Account Value	$ 28,804	$ 28,804	28,804	$ 28,804	$ 28,804	28,804	$ 28,804	20,812	18,906	22,639			15,794
MSCI USA S000055813 Index [Member]
Account Value [Line Items]
Account Value	28,804	28,804	28,804	28,804	28,804	28,804	28,804	20,812	18,906	22,639			15,794
MSCI USA S000055814 Index [Member]
Account Value [Line Items]
Account Value	28,804	28,804	28,804	28,804	28,804	28,804	28,804	20,812	18,906	22,639			15,794
MSCI USA S000055815 Index [Member]
Account Value [Line Items]
Account Value	$ 28,804	28,804	28,804	28,804	28,804	28,804	28,804	20,812	18,906	22,639			15,794
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Account Value	$ 14,834	14,834	14,834	$ 14,834	14,834	$ 14,834	14,834	12,064	10,545	13,695			10,206	10,959			9,869	10,595	10,000
Average Annual Return, Percent	22.97%			6.24%		5.47%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 13,238	13,238	13,238	$ 13,238	13,238	$ 13,238	13,238	10,563	9,534	13,823			11,818	10,917			9,760	11,156	10,000
Average Annual Return, Percent	25.32%			3.93%		3.86%
MSCI USA S000063599 Index [Member]
Account Value [Line Items]
Account Value	$ 22,669	22,669	22,669	$ 22,669	22,669	$ 22,669	22,669	16,379	14,879	17,817
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 13,623	13,623	$ 13,623	13,623	13,623	13,623	13,623	9,871	8,962	10,495		10,000
Average Annual Return, Percent	38.02%		10.01%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 13,072	13,072	$ 13,072	13,072	13,072	13,072	13,072	9,482	8,749	10,480		10,000
Average Annual Return, Percent	37.86%		8.62%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 13,105	$ 13,105	$ 13,105	13,105	13,105	13,105	13,105	9,492	8,669	10,367	10,000	10,000
Average Annual Return, Percent	38.07%	9.14%	9.06%
Russell 1000 S000071943 Index [Member]
Account Value [Line Items]
Account Value	$ 13,247	$ 13,247	$ 13,247	13,247	13,247	13,247	13,247	9,594	8,763	10,480
MSCI USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Index
Account Value	$ 38,503	38,503	38,503	$ 38,503	38,503	38,503	$ 38,503	26,610	21,826	30,347			21,096	15,869			13,489	12,183		10,000
Average Annual Return, Percent	44.69%			19.40%			18.65%
Nuveen ESG USA Large Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large‑Cap Growth Index
Account Value	$ 38,737	38,737	38,737	$ 38,737	38,737	38,737	$ 38,737	27,306	22,808	31,563			21,087	16,322			13,599	12,129		10,000
Average Annual Return, Percent	41.86%			18.87%			18.74%
Nuveen ESG USA Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Mid‑Cap Growth Index
Account Value	$ 22,983	22,983	22,983	$ 22,983	22,983	22,983	$ 22,983	17,616	17,490	25,864			18,454	14,195			12,088	11,374		10,000
Average Annual Return, Percent	30.46%			10.12%			11.13%
MSCI USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Account Value	$ 20,397	20,397	20,397	$ 20,397	20,397	20,397	$ 20,397	15,476	15,691	16,433			11,514	12,572			11,320	10,931		10,000
Average Annual Return, Percent	31.80%			10.16%			9.46%
Nuveen ESG USA Large Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large-Cap Value Index
Account Value	$ 19,733	19,733	19,733	$ 19,733	19,733	19,733	$ 19,733	15,357	15,749	17,289			12,325	13,334			11,673	11,124		10,000
Average Annual Return, Percent	28.49%			8.16%			9.01%
MSCI USA Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid‑Cap Growth Index
Account Value	$ 25,731	25,731	25,731	$ 25,731	25,731	25,731	$ 25,731	18,550	18,028	25,110			17,376	13,940			11,866	11,375		10,000
Average Annual Return, Percent	38.71%			13.04%			12.74%
MSCI USA Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid-Cap Value Index
Account Value	$ 18,644	18,644	18,644	$ 18,644	18,644	18,644	$ 18,644	13,802	14,613	16,504			10,907	12,301			11,074	10,925		10,000
Average Annual Return, Percent	35.09%			8.67%			8.22%
Nuveen ESG USA Mid Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Mid-Cap Value Index
Account Value	$ 18,483	18,483	18,483	$ 18,483	18,483	18,483	$ 18,483	13,519	14,754	17,063			11,173	12,504			10,968	10,821		10,000
Average Annual Return, Percent	36.71%			8.13%			8.10%
MSCI USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Small‑Cap Index
Account Value	$ 20,413	20,413	20,413	$ 20,413	20,413	20,413	$ 20,413	15,245	15,970	19,083			12,554	12,441			11,532	11,212		10,000
Average Annual Return, Percent	33.89%			10.41%			9.48%
Nuveen ESG USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Small‑Cap Index
Account Value	$ 20,279	20,279	20,279	$ 20,279	20,279	20,279	$ 20,279	15,348	16,607	19,668			13,204	12,602			11,484	11,178		$ 10,000
Average Annual Return, Percent	32.13%			9.98%			9.38%
Nuveen ESG International Developed Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG International Developed Markets Equity Index
Account Value	$ 15,482	15,482	15,482	$ 15,482	15,482	$ 15,482	$ 15,482	12,213	10,795	14,214			10,508	11,137			9,767	10,624	10,000
Average Annual Return, Percent	26.77%			6.81%		6.08%
Nuveen ESG Emerging Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG Emerging Markets Equity Index
Account Value	$ 14,696	14,696	14,696	$ 14,696	14,696	$ 14,696	14,696	11,649	10,346	15,039			12,565	$ 10,708			$ 9,695	$ 11,140	$ 10,000
Average Annual Return, Percent	26.15%			6.54%		5.34%
Nuveen ESG USA Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA Large‑Cap Index
Account Value	$ 21,468	21,468	21,468	$ 21,468	$ 21,468	$ 21,468	21,468	15,977	14,753	18,317			$ 12,573		$ 11,232	$ 10,000
Average Annual Return, Percent	34.36%			13.83%	15.16%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 10,470	10,470	$ 10,470	$ 10,470	$ 10,470	10,470	10,470	7,809	8,541	10,484		10,000
Average Annual Return, Percent	34.07%		1.43%
Russell 1000 Growth S000071943 Index [Member]
Account Value [Line Items]
Account Value	$ 13,630	13,630	$ 13,630	13,630	13,630	13,630	13,630	9,481	7,970	10,570
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 13,502	$ 13,502	$ 13,502	13,502	13,502	13,502	13,502	9,391	7,895	10,471	10,000	$ 10,000
Average Annual Return, Percent	43.77%	10.19%	10.03%
Nuveen ESG USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nuveen ESG USA High Dividend Yield Index
Account Value	$ 12,821	$ 12,821	$ 12,821	$ 12,821	$ 12,821	$ 12,821	$ 12,821	$ 9,526	$ 9,657	$ 10,278	$ 10,000
Average Annual Return, Percent	34.59%	8.37%